Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings per share

4	Earnings per share

Profit attributable to ordinary shareholders of the parent company
	Half-year to
	30 Jun	30 Jun	31 Dec
	2018	2017	2017
	$m	$m	$m
Profit attributable to shareholders of the parent company	7,748	7,510	3,288
Dividend payable on preference shares classified as equity	(45)	(45)	(45)
Coupon payable on capital securities classified as equity	(530)	(466)	(559)
Profit attributable to ordinary shareholders of the parent company	7,173	6,999	2,684

Basic and diluted earnings per share
		Half-year to
		30 Jun 2018			30 Jun 2017			31 Dec 2017
		Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	Footnote	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic	1	7,173	19,998	0.36	6,999	19,916	0.35	2,684	20,027	0.13
Effect of dilutive potential ordinary shares			86			90			104
Diluted	1	7,173	20,084	0.36	6,999	20,006	0.35	2,684	20,131	0.13

1	Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).